Shareholders’ Equity - Schedule of Non-Controlling Interest (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	$ 37,558,944	$ 8,143,570
GMB (Beijing) [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	2,598	3,187
GMB Culture [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(418)	1,491
Sunrise Tech [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(216,195)	(13,184)
GMB Consulting [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	12,695	13,043
Shidong Cloud [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	37,952	38,463
Sunrise Guxian [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(178,849)	(83,832)
Sunrise Chenhui [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(74,081)
GMB Technology [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	(192,638)	(189,364)
Sunrise Guizhou [Member]
Schedule of Non-Controlling Interest [Abstract]
Non-controlling interest, Total	$ 38,167,880	$ 8,373,766